Share-Based Compensation - Schedule of Share-based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 96,175		¥ 94,623	¥ 117,852
Processing and servicing cost
SHARE-BASED COMPENSATION
Share-based compensation expenses	16,232	$ 2,321	3,173	246
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	19,354	2,768	13,756	17,454
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	13,353	1,909	10,715	23,547
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 47,236	$ 6,755	¥ 66,979	¥ 76,605